Income Tax	12 Months Ended
Oct. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 19 — INCOME TAX

Cayman Islands

Under the current laws of the Cayman Islands, entities are not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

Park Ha Biological Technology (HK) Co., Ltd. is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate for the first HKD$2 million of assessable profits is 8.25% and assessable profits above HKD$2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019. Park Ha Biological Technology (HK) Co., Ltd. did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Under Hong Kong tax laws, Park Ha Biological Technology (HK) Co., Ltd.is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends for the year ended October 31, 2025 ,2024 and 2023.

China, PRC

The Company in general is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

In accordance with the implementation rules of EIT Laws, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires. “Park Ha Jiangsu” obtained its HNTE certificate on November 6, 2024. Therefore, “Park Ha Jiangsu” is eligible to enjoy a preferential tax rate of 15% from 2024 to 2026 to the extent it has taxable income under the EIT Law.

Announcement No. 12 [2023] of the Ministry of Finance and the State Taxation Administration stipulates that the preferential corporate income tax (CIT) policy for small and low-profit enterprises (SLPEs) — reducing taxable income by 25% and applying a 20% tax rate — shall be extended until December 31, 2027.Wuxi Muchen and Wuxi Mufeng and Park Ha investment, with annual taxable income not exceeding RMB 1 million for the year ended October 31, 2025, qualify as SLPEs. As such, 25% of their taxable income is subject to CIT at the reduced rate of 20%.

Ai Meihui obtained the “Review Approval Notification for Application and Adjustment of Fixed Amount for Periodic Fixed-Amount Taxpayers” issued by the State Taxation Administration, Jiangsu Wuxi Economic Development Zone Tax Bureau on August 30, 2025, indicating that the application for “Periodic Fixed-Amount Taxpayer Application and Adjustment of Fixed Amount” submitted by Ai Meihui on August 22, 2025, has been approved. Upon review, Ai Meihui’s account shall implement a monthly taxable amount of 0 RMB from August 1, 2025, to December 31, 2025.

Xinyuexuan obtained the “Review Approval Notification for Application and Adjustment of Fixed Amount for Periodic Fixed-Amount Taxpayers” issued by the State Taxation Administration, Jiangsu Wuxi Economic Development Zone Tax Bureau on August 19, 2025, indicating that the application for “Periodic Fixed-Amount Taxpayer Application and Adjustment of Fixed Amount” submitted by Xinyuexuan on August 11, 2025, has been approved. Upon review, Xinyuexuan’s account shall implement a monthly taxable amount of 0 RMB from July 1, 2025, to December 31, 2025.

Income taxes in the PRC are consist of:

	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023
Current income tax expense	307,317	336,325	363,264
Deferred income tax benefit	(26,671)	(21,465)	(33,737)
Total income tax expense (benefit)	280,646	314,860	329,527

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	Year Ended
	October 31, 2025	October 31, 2024	October31, 2023
Income before income tax expenses	(24,084,107)	793,421	1,181,569
PRC statutory tax rate	25%	25%	25%
Income tax expense at PRC statutory income tax rate	(6,021,026)	198,356	295,393
Effect of different tax jurisdiction	6,202,101	—	—
Tax effect of preferential tax treatments	7,391	112,241	4,375
Research and development credit	(45,429)	(5,507)	(4,632)
Non-deductible expenses	3,078	2,510	48,158
Change in valuation allowance	134,531	7,260	(13,767)
Tax expense (benefit), net	280,646	314,860	329,527

Deferred tax assets consist of the following:

	As of
	October 31, 2025	October 31, 2024	October 31, 2023
Net operating losses carried forward in the PRC	138,115	85,404	77,818
Allowance of expected credit loss	81,598	56,310	33,830
Allowance for inventory	1,759	—	—
Total	221,472	141,714	111,648
Less: Valuation allowance	(138,115)	(85,404)	(77,818)
Deferred tax assets, net	83.357	56,310	33,830

As of october 31, 2025 and october 31, 2024 , the Company’s PRC entities had net operating loss carryforwards of approximately $1.18 million and $0.47 million, respectively which will start to expire from 2025. The Company reviews deferred tax assets for a valuation allowance based upon whether it is more likely than not that the deferred tax asset will not be fully realized. As of october 31, 2025 and October 31, 2024, full valuation allowance is provided against the deferred tax assets related to the Company’s net operating loss carryforwards based upon management’s assessment as to their realization.